Note 1 - Organization and Formation 1 (Details Textual) - $ / shares	Dec. 22, 2023	Dec. 04, 2023	Mar. 31, 2026	Dec. 31, 2025	Sep. 05, 2025	Apr. 28, 2025	Dec. 31, 2024	Oct. 11, 2024
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Business Combination Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	2,300,000	11,500
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001